Short-term Loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of short-term loans
		December 31, 2019	December 31, 2018
China Merchants Bank (“CMB”)	(1)	$3,590,000	$4,362,000
Beijing Bank (“BJB”)	(2)	2,872,000	2,908,000
Bank of Communications (“BOC”)	(3)	718,000	1,454,000
Haikong Holdings Microfinance Co., Ltd.(“HHMC”)	(4)	172,320	218,100
Changjiang Li Autonomous County Rural Credit Cooperative Association (“CCCA”)	(5)	287,200	-
Hunyuan Rural Credit Cooperative Association	(6)	718,000	-
Deferred financing costs	(7)	(48,422)	(83,643)
Total		$8,309,098	$8,858,457